TWC SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2013
Time Warner Cable Shareholders Equity Table [Abstract]
Schedule of Changes in Common Stock

Changes in the Company's common stock from January 1 through December 31 are presented below (in millions):

	2013	2012	2011
Balance at beginning of year	297.7	315.0	348.3
Shares issued under the Company’s equity-based compensation plan	4.2	4.8	4.0
Shares repurchased and retired	(24.0)	(22.1)	(37.3)
Balance at end of year	277.9	297.7	315.0

Schedule of Common Stock Dividends

TWC's Board declared quarterly cash dividends per share of TWC common stock in 2013, 2012 and 2011 as follows (in millions, except per share data):

	2013		2012		2011
	Per Share	Amount	Per Share	Amount	Per Share	Amount
First Quarter	$0.65	$195	$0.56	$179	$0.48	$167
Second Quarter	0.65	190	0.56	177	0.48	163
Third Quarter	0.65	188	0.56	173	0.48	158
Fourth Quarter	0.65	185	0.56	171	0.48	155
Total	$2.60	$758	$2.24	$700	$1.92	$643

Schedule of Accumulated Other Comprehensive Income (Loss), Net

Changes in accumulated other comprehensive income (loss), net, included in TWC shareholders' equity from January 1 through December 31 are presented below (in millions):

	Year Ended December 31,
	2013	2012	2011
Balance at beginning of year	$(663)	$(559)	$(291)
Other comprehensive income (loss) before reclassifications, net of tax	686	(90)	(310)
Amounts reclassified into earnings, net of tax	21	(14)	42
Other comprehensive income (loss), net of tax	707	(104)	(268)
Balance at end of year	$44	$(663)	$(559)

The following table summarizes the changes in the components of accumulated other comprehensive income (loss), net, (e.g., primarily unrealized losses on pension benefit obligation and deferred gains (losses) on cash flow hedges) included in TWC shareholders' equity from January 1 through December 31 (in millions):

	2013	2012	2011
Unrealized losses on pension benefit obligation:
Balance at beginning of year	$(708)	$(541)	$(291)
Other comprehensive income (loss) before reclassifications, net of tax	558	(201)	(266)
Amounts reclassified into earnings, net of tax:
Amortization of actuarial loss(a)	75	59	27
Income tax benefit	(29)	(25)	(11)
Amortization of actuarial loss, net of tax	46	34	16
Other comprehensive income (loss), net of tax	604	(167)	(250)
Balance at end of year	$(104)	$(708)	$(541)

Deferred gains (losses) on cash flow hedges:
Balance at beginning of year	$45	$(18)	$—
Other comprehensive income (loss) before reclassifications, net of tax	129	111	(44)
Amounts reclassified into earnings, net of tax:
Effective portion of (gain) loss on cash flow hedges(b)	(39)	(76)	41
Income tax provision (benefit)	14	28	(15)
Effective portion of (gain) loss on cash flow hedges, net of tax	(25)	(48)	26
Other comprehensive income (loss), net of tax	104	63	(18)
Balance at end of year	$149	$45	$(18)

Other changes:
Balance at beginning of year	$—	$—	$—
Other comprehensive loss before reclassifications, net of tax	(1)	—	—
Amounts reclassified into earnings, net of tax	—	—	—
Other comprehensive loss, net of tax	(1)	—	—
Balance at end of year	$(1)	$—	$—

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  Amounts are included in the computation of net periodic benefit costs as discussed further in Note 13.
  Amounts are recorded in other income (expense), net in the consolidated statement of operations as discussed further in Note 9.